Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments Under Non-cancelable Operating Leases	Future minimum rental payments under these non-cancelable operating leases as of December 31, 2018 are:
2019	$156,024
2020	$160,709
2021	$165,506
2022	$49,080
2023	$41,934
Total	$573,253